UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22112

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
               (Exact name of registrant as specified in charter)

                                    --------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                            SEI LIBOR Plus Portfolio

                              Financial Statements

                          For the six month period from
                                  May 31, 2008
                                       to
                                November 30, 2008

                                   (Unaudited)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                               SECTOR WEIGHTINGS +

                                   (BAR CHART)

Mortgage-Backed Securities           42.34%
Asset-Backed Securities              38.84%
Cash Equivalent                      12.42%
Corporate Obligations                 5.85%
U.S. Government Agency Obligations    0.55%

+    Percentages based on total investments

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
MORTGAGE-BACKED SECURITIES -- 54.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 35.5%
   FHLMC TBA
      6.000%, 12/01/22                            $       17,500   $      17,828
   FHLMC CMO STRIPS, Ser 231, IO
      5.500%, 08/01/35                                     3,306             536
   FHLMC CMO STRIPS, Ser 232, IO
      5.000%, 08/01/35                                    36,266           5,923
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
      4.500%, 08/15/35                                       706             130
   FHLMC CMO STRIPS, Ser 245, IO
      5.000%, 05/15/37                                        51               8
   FNMA TBA
      6.500%, 12/13/37                                    72,000          74,003
      6.000%, 12/01/18                                    70,000          71,488
      5.500%, 12/17/22 to 12/01/35                        39,300          40,052
   FNMA ARM
      6.186%, 09/01/34                                     3,940           3,943
      5.488%, 12/01/08 (B)                                    11              11
      5.093%, 12/01/08 (B)                                 3,323           3,370
      5.079%, 12/01/08 (B)                                 3,947           3,959
      4.801%, 12/01/08 (B)                                 4,478           4,495
      4.713%, 07/01/34                                     4,661           4,689
      4.708%, 12/01/08 (B)                                 3,396           3,403
      4.563%, 12/01/08 (B)                                 1,341           1,339
      4.542%, 12/01/08 (B)                                 6,756           6,705
      4.433%, 12/01/08 (B)                                    51              51
      4.431%, 12/01/08 (B)                                 5,577           5,616
      4.309%, 12/01/08 (B)                                 2,846           2,842
      4.092%, 10/01/33                                     1,853           1,858
      4.082%, 12/01/08 (B)                                 2,377           2,367
   FNMA CMO STRIPS, Ser 2005-359, Cl 6, IO
      5.000%, 11/01/35                                        47               6
   FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
      5.000%, 08/01/35                                    56,658           9,289

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   FNMA CMO STRIPS, Ser 2005-365, Cl 4, IO
      5.000%, 04/01/36                            $        3,947   $         532
   FNMA CMO STRIPS, Ser 369, Cl 1, IO
      5.000%, 03/01/36                                     3,116             447
   GNMA ARM
      6.000%, 03/20/35                                       123             122
      5.875%, 11/20/30                                       381             376
      5.750%, 02/20/32                                       378             371
      5.500%, 08/20/32 to 01/20/34                           427             421
      5.375%, 12/01/08 (B)                                   389             386
      5.000%, 03/20/36                                       545             529
      4.500%, 11/20/35                                       756             742
                                                                   -------------
                                                                         267,837
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 18.7%
   ABN Amro Mortgage, Ser 2003-3, Cl B3
      5.750%, 12/01/08 (C)                                   578             250
   Adjustable Rate Mortgage Trust, Ser 2005-2,
     Cl 1A2
      5.918%, 12/01/08 (B)                                 2,222           2,177
   Adjustable Rate Mortgage Trust, Ser 2005-5,
     Cl 1A1
      5.238%, 12/01/08 (B)                                 1,610           1,458
   American Home Mortgage Assets, Ser 2006-2A2,
     Cl 2A2
      1.625%, 12/25/08 (B)                                 4,331           1,225
   American Home Mortgage Assets, Ser 2006-3,
     Cl 1A22
      3.729%, 01/25/09 (B)                                 1,625             374
   American Home Mortgage Assets, Ser 2006-4,
     Cl 2A2
      3.649%, 01/25/09 (B)                                 4,972           1,492
   American Home Mortgage Investment Trust,
     Ser 2005-1, Cl 4A1
      5.530%, 12/01/08 (B)                                 1,231             666
   American Home Mortgage Investment Trust,
     Ser 2005-4, Cl 5A
      5.350%, 12/25/08 (B)                                    57              27
   American Home Mortgage Investment Trust,
     Ser 2006-1, Cl 2A3
      5.100%, 12/25/08 (B)                                 6,117           3,037

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Banc of America Commercial Mortgage,
     Ser 2007-2, Cl A4
      5.688%, 01/10/09 (B)                        $        1,269   $         834
   Banc of America Commercial Mortgage,
     Ser 2007-4, Cl A4
      5.745%, 01/10/09 (B)                                   207             134
   Banc of America Commercial Mortgage,
     Ser 2008-1, Cl A4
      6.346%, 01/10/09 (B)                                 4,750           3,162
   Banc of America Funding, Ser 2004-C, Cl 2A2
      6.642%, 12/01/08 (B)                                 2,607           1,759
   Banc of America Mortgage Securities,
     Ser 2007-4, Cl B2
      6.191%, 12/01/08 (B)                                 1,445             126
   Banc of America Mortgage Securities,
     Ser 2007-4, Cl B1
      6.191%, 12/01/08 (B)                                 3,945             548
   Bear Stearns Alt-A Trust, Ser 2004-12,
     Cl 2A2
      6.382%, 12/01/08 (B)                                 5,524           2,770
   Bear Stearns Commercial Mortgage Securities,
     Ser 2004-PWR3, Cl X2
      0.998%, 12/01/08 (B) (C)                           136,019           3,125
   Bear Stearns Commercial Mortgage Securities,
     Ser 2005-T18, Cl A4
      4.933%, 01/13/09 (B)                                   384             297
   Bear Stearns Commercial Mortgage Securities,
     Ser 2007-PW16, Cl A4
      5.713%, 12/11/08 (B)                                 5,000           3,452
   Bear Stearns Commercial Mortgage Securities,
     Ser 2007-PW17, Cl A4
      5.694%, 12/01/08 (B)                                 5,000           3,396
   Bear Stearns Commercial Mortgage Securities,
     Ser 2007-T28, Cl F
      6.177%, 12/01/08 (B) (C)                               548              69
   Bear Stearns Mortgage Funding Trust,
     Ser 2006-AR1, Cl 1A2
      1.645%, 12/25/08 (B)                                 7,001           2,606
   Bear Stearns Mortgage Funding Trust,
     Ser 2006-SL5, Cl 1A
      1.545%, 12/26/08 (B)                                   405              79
   Bear Stearns Mortgage Funding Trust,
     Ser 2007-AR2, Cl A3
      1.625%, 12/26/08 (B)                                 6,698           1,188
   Chaseflex Trust, Ser 2007-M1, Cl 2AV1
      1.545%, 12/25/08 (B)                                 1,293           1,160
   Commercial Mortgage Pass-Through
     Certificates, Ser 2006-C8, Cl G
      5.594%, 12/01/08 (B)                                 1,750             303
   Commercial Mortgage Pass-Through
     Certificates, Ser 2007-C9, Cl A4
      6.010%, 12/01/08 (B)                                 4,500           2,939
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1
      6.725%, 12/01/08 (B)                                 1,208             694
   Countrywide Alternative Loan Trust,
     Ser 2006-OA17, Cl 1A1B
      1.523%, 12/22/08 (B)                                 1,569           1,433
   Countrywide Alternative Loan Trust,
     Ser 2006-OA9, Cl 2A2
      4.235%, 01/20/09 (B)                                 1,946             195

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Countrywide Home Loan Mortgage Pass Through
     Trust, Ser 2004-22, Cl A1
      5.084%, 12/01/08 (B)                        $        1,478   $         774
   Countrywide Home Loan Mortgage Pass Through
     Trust, Ser 2005-27, Cl M
      5.500%, 12/01/08                                     3,850           1,239
   Countrywide Home Loan Mortgage Pass Through
     Trust, Ser 2007-HYB1, Cl 1A1
      5.483%, 12/01/08 (B)                                 7,860           4,440
   Credit Suisse Mortgage Capital Certificates,
     Cl A3
      5.467%, 09/15/39                                       883             599
   Credit Suisse Mortgage Capital Certificates,
     Ser 2007-C5, Cl A4
      5.695%, 01/15/09 (B)                                 3,632           2,329
   Credit Suisse Mortgage Capital, Ser 2007-C3,
     Cl A4
      5.723%, 01/15/09 (B)                                 4,975           3,241
   Credit Suisse, Ser 2006-HC1A, Cl A2
      1.682%, 12/15/08 (B) (C)                             4,000           2,707
   Crown Castle Towers LLC, Ser 2005-1A, Cl AFL
      1.802%, 12/08/08 (B) (C)                             3,000           2,747
   CS First Boston Mortgage Securities,
     Ser 2005-3, Cl 5A1
      5.500%, 07/25/20                                     5,772           5,006
   Deutsche ALT-A Securities Alternate Loan
     Trust, Ser 2006-AB4, Cl A1C
      6.000%, 01/25/09 (B)                                 1,150             774
   DSLA Mortgage Loan Trust, Ser 2006-AR2,
     Cl M4
      2.074%, 12/19/08 (B)                                    60               4
   First Horizon Alternative Mortgage Trust,
     Ser 2005-AA3, Cl 3A1
      5.352%, 12/01/08 (B)                                   829             430
   First Horizon Asset Securities,
     Ser 2006-AR1, Cl 2A1
      5.852%, 12/01/08 (B)                                 1,714             878
   First Horizon Asset Securities,
     Ser 2006-AR3, Cl 1A1
      5.656%, 12/01/08 (B)                                 4,892           3,293
   First Union-Chase Commercial Mortgage,
     Ser 1999-C2, Cl A2
      6.645%, 06/15/31                                       516             512
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
      6.945%, 09/15/33                                     2,811           2,779
   Greenwich Capital Commercial Funding,
     Ser 2007-GG9, Cl A4
      5.444%, 03/10/39                                     5,153           3,325
   GSR Mortgage Loan Trust, Ser 2005-6F, Cl 1A1
      5.000%, 07/25/35                                     2,627           1,884
   GSR Mortgage Loan Trust, Ser 2005-AR1,
     Cl 1A1
      5.951%, 12/01/08 (B)                                 1,583           1,250
   GSR Mortgage Loan Trust, Ser 2005-AR2,
     Cl 1A2
      6.321%, 12/01/08 (B)                                 2,303           1,461
   Harborview Mortgage Loan Trust, Ser 2005-10,
     Cl 2A1B
      1.854%, 12/19/08 (B)                                 2,998           1,039

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Harborview Mortgage Loan Trust, Ser 2004-7,
     Cl 2A1
      5.273%, 12/01/08 (B)                        $          321   $         189
   Harborview Mortgage Loan Trust, Ser 2005-9,
     Cl B11
      6.028%, 12/20/08 (B) (C)                             1,207             205
   Harborview Mortgage Loan Trust, Ser 2006-12,
     Cl 2A11
      1.564%, 12/19/08 (B)                                 1,662           1,476
   HSI Asset Securitization Trust,
     Ser 2005-NC1, Cl 2A4
      1.715%, 12/25/08 (B)                                 1,723           1,061
   Impac CMB Trust, Ser 2004-10, Cl 4M1
      1.995%, 12/25/08 (B)                                 1,254             778
   Impac Secured Assets CMN Owner Trust,
     Ser 2006-4, Cl A2A
      1.475%, 12/16/08 (B)                                   376             347
   Impac Secured Assets CMN Owner Trust,
     Ser 2006-5, Cl 1A1A
      1.505%, 12/21/08 (B)                                   758             698
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR11, Cl 3A1
      5.768%, 12/01/08 (B)                                 2,802           1,174
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR14, Cl 1A4A
      1.565%, 12/25/08 (B)                                 4,760           1,863
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M1
      1.845%, 12/27/08 (B)                                   250              23
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR4, Cl M4
      2.095%, 12/25/08 (B)                                   970              11
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR6, Cl M7
      2.945%, 12/25/08 (B)                                    40              --
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR8, Cl M5
      1.945%, 12/26/08 (B)                                    50               1
   Indymac Index Mortgage Loan Trust,
     Ser 2007-AR5, Cl 2A1
      6.053%, 01/25/09 (B)                                 2,386             937
   JP Morgan Chase Commercial Mortgage
     Securities, Ser 2007-CB19, Cl H
      5.937%, 12/01/08 (B) (C)                               786              84
   JP Morgan Chase Commercial Mortgage
     Securities, Ser 2007-CB19, Cl F
      5.937%, 12/01/08 (B) (C)                             2,250             326
   JP Morgan Chase Commercial Mortgage
     Trust, Ser 2007-CB18, Cl A4
      5.440%, 12/01/08                                     6,000           3,636
   LB-UBS Commercial Mortgage Trust,
     Ser 2000-C3, Cl A2
      7.950%, 12/15/08 (B)                                 3,022           2,973
      7.370%, 08/15/26                                     3,074           2,987
   LB-UBS Commercial Mortgage Trust,
     Ser 2008-C1, Cl AM
      6.150%, 12/15/08 (B)                                 2,000             882
   Merrill Lynch Mortgage Investors,
     Ser 2005-A8, Cl A1B1
      5.250%, 12/25/08 (B)                                    97              91
   Merrill Lynch Mortgage Trust, Ser 2006-1,
     Cl 1A
      5.251%, 12/01/08 (B)                                 6,561           6,159

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Merrill Lynch Mortgage Trust,
     Ser 2008-C1, Cl AM
      6.266%, 01/12/09 (B)                        $        2,343   $       1,057
   Morgan Stanley Capital I, Ser 2006-IQ12,
     Cl F
      5.557%, 12/01/08 (B)                                 1,750             302
   Morgan Stanley Capital I, Ser 2007-HQ13,
     Cl D
      6.307%, 12/01/08 (B) (C)                             4,000             634
   Morgan Stanley Capital I, Ser 2007-IQ13,
     Cl A4
      5.364%, 03/15/44                                       686             435
   Morgan Stanley Capital I, Ser 2007-T27,
     Cl A4
      5.803%, 12/01/08 (B)                                 1,461             959
   Morgan Stanley Mortgage Loan Trust,
     Ser 2004-10AR, Cl 1A
      5.281%, 12/01/08 (B)                                 3,087           1,631
   Nomura Asset Acceptance, Ser 2006-AF2,
     Cl 1A1
      1.495%, 12/26/08 (B)                                   632             572
   Nomura Asset Acceptance, Ser 2006-AP1, Cl A2
      5.515%, 01/25/09 (B)                                 2,615           2,102
   Nomura Asset Acceptance, Ser 2007-1, Cl 1A1A
      5.995%, 12/09/08 (A)                                   482             413
   Nomura Asset Securities, Ser 1998-D6, Cl A1B
      6.590%, 03/15/30                                        32              32
   Prime Mortgage Trust, Ser 2005-4, Cl 2A8
      5.500%, 12/01/08 (B)                                 4,736           3,250
   RESI Finance, Ser 2007-B, Cl B5
      2.522%, 12/15/08 (B) (C)                             3,183             223
   Residential Accredit Loans, Ser 2006-QO1,
     Cl 2A3
      1.795%, 12/27/08 (B)                                 1,099             345
   Residential Accredit Loans, Ser 2006-QO10,
     Cl A2
      1.595%, 12/25/08 (B)                                 2,179             631
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1
      5.236%, 12/25/08 (B)                                 6,289           5,684
   Residential Asset Securitization Trust,
     Ser 2007-A8, Cl 3A1
      6.071%, 12/01/08 (B)                                 4,322           2,687
   Residential Funding Mortgage Securities I,
     Ser 2007-S5, Cl A9
      6.000%, 05/25/37                                       430             249
   Residential Funding Mortgage Securities I,
     Ser 2007-S7, Cl M1
      6.000%, 07/25/37                                     1,981             412
   Residential Funding Mortgage Securities I,
     Ser 2007-S7, Cl M3
      6.000%, 07/25/37                                       878             104
   Residential Funding Mortgage Securities I,
     Ser 2007-S7, Cl M2
      6.000%, 07/25/37                                       941             133
   Structured Adjustable Rate Mortgage Loan
     Trust, Ser 2005-7, Cl 1A3
      5.127%, 12/01/08 (B)                                 4,446           2,511
   Structured Asset Mortgage Investments,
     Ser 2006-AR7, Cl A12
      1.645%, 12/25/08 (B)                                 3,070             734

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Structured Asset Securities, Ser 2005-16,
     Cl 1A2
      5.500%, 09/25/35                            $        3,750   $       2,138
   Structured Asset Securities, Ser 2006-NC1,
     Cl A4
      1.545%, 12/25/08 (B)                                 1,200             668
   Washington Mutual Alternative
     Mortgage Pass-Through Certificates,
     Ser 2007-OA3, Cl 5A
      3.943%, 12/25/08 (B)                                 9,130           4,291
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2005-AR2, Cl B9
      2.595%, 12/25/08 (B)                                 1,168              93
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2007-HY4, Cl 1A1
      5.542%, 12/01/08 (B)                                    75              39
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2007-HY6, Cl 1A1
      5.665%, 01/25/09 (B)                                   173              89
   Wells Fargo Mortgage Backed Securities
     Trust, Ser 2005-AR16, Cl 4A1
      4.992%, 12/25/08 (B)                                 1,243             935
                                                                   -------------
                                                                         140,940
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $501,021) ($ Thousands)                                         408,777
                                                                   -------------
ASSET-BACKED SECURITIES -- 49.7%

AUTOMOTIVE -- 1.0%
   Chase Manhattan Auto Owner Trust,
     Ser 2005-B, Cl A4
      4.880%, 06/15/12                                     1,551           1,539
   Chase Manhattan Auto Owner Trust,
     Ser 2006-B, Cl A3
      5.130%, 12/15/08                                     3,827           3,803
   USAA Auto Owner Trust, Ser 2008-1,
     Cl A2
      4.270%, 10/15/10                                     2,139           2,122
                                                                   -------------
                                                                           7,464
                                                                   -------------
CREDIT CARDS -- 5.7%
   American Express Credit Account Master
     Trust, Ser 2008-8, Cl A
      2.523%, 12/15/08 (B)                                 5,000           4,609
   American Express Credit Account Master
     Trust, Ser 2005-8, Cl A
      1.453%, 12/15/08 (B)                                 3,000           2,684
   American Express Issuance Trust,
     Ser 2008-1, Cl A
      2.373%, 12/15/08 (B)                                 5,000           4,748
   Banc of America Credit Card Trust,
     Ser 2007-A7, Cl A7
      1.423%, 12/15/08 (B)                                 3,000           2,765
   Banc of America Credit Card Trust,
     Ser 2008-A3, Cl A3
      2.172%, 12/15/08 (B)                                 3,000           2,962
   Bank One Issuance Trust, Ser 2002-A6, Cl A
      1.613%, 12/15/08 (B)                                 5,020           4,795
   Chase Issuance Trust, Ser 2005-A13, Cl A13
      1.463%, 12/15/08 (B)                                 3,000           2,658

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Chase Issuance Trust, Ser 2006-A7, Cl A
      1.433%, 12/15/08 (B)                        $        3,586   $       3,191
   Chase Issuance Trust, Ser 2005-A8, Cl A8
      1.463%, 12/15/08 (B)                                 2,500           2,270
   Chase Issuance Trust, Ser 2006-A3, Cl A3
      1.412%, 12/15/08 (B)                                 3,000           2,930
   Citibank Credit Card Issuance Trust,
     Ser 2008-A3, Cl A3
      2.357%, 12/18/08 (B)                                 5,000           4,908
   MBNA Credit Card Master Note Trust,
     Ser 2003-A4, Cl A4
      1.643%, 12/15/08 (B)                                 5,000           4,643
                                                                   -------------
                                                                          43,163
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 19.5%
   Accredited Mortgage Loan Trust,
     Ser 2006-2, Cl A2
      1.485%, 12/25/08 (B)                                 4,220           3,610
   ACE Securities, Ser 2003-NC1, Cl M
      2.175%, 12/25/08 (B)                                 3,600           2,274
   ACE Securities, Ser 2003-OP1, Cl M1
      2.095%, 12/26/08 (B)                                 1,750           1,084
   ACE Securities, Ser 2005-HE2, Cl M3
      1.875%, 12/25/08 (B)                                 2,235           1,788
   ACE Securities, Ser 2005-HE7, Cl A2D
      1.725%, 12/25/08 (B)                                 3,000           1,843
   ACE Securities, Ser 2005-HE7, Cl A1B2
      1.695%, 12/27/08 (B)                                 2,583           1,575
   ACE Securities, Ser 2006-HE1, Cl A2B
      1.525%, 12/25/08 (B)                                 1,368           1,297
   ACE Securities, Ser 2006-OP1, Cl M2
      1.685%, 12/25/08 (B)                                 4,325             461
   Aegis Asset-Backed Securities Trust,
     Ser 2005-4, Cl 1A3
      1.665%, 12/26/08 (B)                                   234             212
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1
      2.445%, 12/25/08 (B)                                   173              97
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1
      2.745%, 12/25/08 (B)                                 2,081           1,456
   Argent Securities, Ser 2003-W5, Cl M1
      2.095%, 12/25/08 (B)                                 1,000             665
   Argent Securities, Ser 2003-W9, Cl M1
      2.085%, 12/26/08 (B)                                 2,274           1,476
   Argent Securities, Ser 2006-M3, Cl A2B
      1.495%, 12/25/08 (B)                                 5,500           4,673
   Argent Securities, Ser 2006-W2, Cl A2B
      1.585%, 12/27/08 (B)                                 2,807           2,087
   Asset-Backed Funding Certificates,
     Ser 2006-HE1, Cl A2A
      1.455%, 12/26/08 (B)                                 1,184           1,032
   Asset-Backed Funding Certificates,
     Ser 2004-OPT5, Cl M1
      2.145%, 12/14/08 (B)                                 1,000             745
   Asset-Backed Funding Certificates,
     Ser 2006-HE1, Cl A2C
      1.555%, 12/25/08 (B)                                 1,285             434
   Asset-Backed Funding Certificates,
     Ser 2006-OPT1, Cl M2
      1.685%, 12/25/08 (B)                                 2,000             239
   Asset-Backed Funding Certificates,
     Ser 2006-OPT1, Cl A3C2
      1.545%, 12/25/08 (B)                                 2,540           1,622

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Asset-Backed Funding Certificates,
     Ser 2006-OPT3, Cl A3B
      1.555%, 12/25/08 (B)                        $        1,255   $         685
   Asset-Backed Securities Home Equity,
     Ser 2003-HE5, Cl M1
      2.548%, 12/15/08 (B)                                 2,828           2,111
   Asset-Backed Securities Home Equity,
     Ser 2006-HE2, Cl M3
      1.785%, 12/25/08 (B)                                 2,789              51
   Asset-Backed Securities Home Equity,
     Ser 2006-HE3, Cl A4
      1.565%, 12/25/08 (B)                                 5,071           3,728
   Bayview Financial Acquisition Trust,
     Ser 2006-A, Cl 2A2
      1.671%, 12/30/08 (B)                                 1,089           1,053
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2006-HE7, Cl 2A2
      1.555%, 12/25/08 (B)                                 4,600           2,394
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2006-HE9, Cl 1A2
      1.545%, 12/25/08 (B)                                 3,430           1,669
   Bear Stearns Commercial Morgage
     Securities, Ser 2007-T28, Cl G
      6.177%, 12/25/08                                       955             114
   Citifinancial Mortgage Securities,
     Ser 2004-1, Cl AF2
      2.640%, 12/01/08 (A)                                   792             772
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR3, Cl 2A4A
      5.900%, 01/25/09 (B)                                 1,895             999
   Citigroup Mortgage Loan Trust,
     Ser 2006-FX1, Cl A1
      1.495%, 12/30/08 (B)                                   106              89
   Citigroup Mortgage Loan Trust,
     Ser 2006-NC1, Cl A2B
      1.505%, 12/25/08 (B)                                 2,843           2,522
   Citigroup Mortgage Loan Trust,
     Ser 2006-NC2, Cl A2B
      1.555%, 12/28/08 (B)                                 5,780           2,796
   Citigroup Mortgage Loan Trust,
     Ser 2006-WMC1, Cl A2B
      1.545%, 12/25/08 (B)                                    58              57
   Countrywide Asset-Backed Certificates,
     Ser 2006-S1, Cl A2
      5.549%, 01/25/21                                     5,707           4,886
   Green Tree Home Improvement Loan
     Trust, Ser 1997-E, Cl HEB1
      7.530%, 01/15/29                                     3,422           3,319
   HFC Home Equity Loan Asset-Backed
     Certificates, Ser 2007-3, Cl M1
      3.702%, 12/18/08 (B)                                 3,000           1,129
   Home Equity Asset NIM Trust,
     Ser 2003-4, Cl M2
      3.795%, 12/25/08 (B)                                 1,332             830
   Home Equity Asset Trust, Ser 2006-3, Cl 2A2
      1.525%, 12/27/08 (B)                                   911             881
   Home Equity Asset Trust, Ser 2006-5, Cl 2A3
      1.545%, 12/26/08 (B)                                   950             468
   Home Equity Asset Trust, Ser 2006-6, Cl 2A3
      1.545%, 12/25/08 (B)                                 2,015             834

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Home Equity Asset Trust, Ser 2006-7, Cl 2A3
      1.545%, 12/25/08 (B)                        $        3,550   $       1,379
   Home Equity Mortgage Trust, Ser 2006-5,
     Cl A1
      5.500%, 01/25/37 (A)                                13,349           3,046
   Home Equity Mortgage Trust, Ser 2007-2,
     Cl 2A1A
      1.545%, 12/30/08 (B)                                13,967           7,687
   HSI Asset Securitization Trust, Ser 2006-HE2,
     Cl M1
      1.635%, 12/25/08 (B)                                 2,235              69
   IXIS Real Estate Capital Trust, Ser 2006-HE1,
     Cl A4
      1.695%, 12/25/08 (B)                                 2,000           1,080
   IXIS Real Estate Capital Trust, Ser 2006-HE2,
     Cl A3
      1.555%, 12/25/08 (B)                                 1,755           1,123
   Master Asset-Backed Securities Trust,
     Ser 2006-AB1, Cl A2
      1.625%, 12/25/08 (B)                                 2,730           1,836
   Master Asset-Backed Securities Trust,
     Ser 2006-NC2, Cl A4
      1.545%, 12/26/08 (B)                                 4,210           1,717
   Master Asset-Backed Securities Trust,
     Ser 2003-WMC2, Cl M1
      2.445%, 12/27/08 (B)                                   707             580
   Master Asset-Backed Securities Trust,
     Ser 2006-AB1, Cl A1
      1.535%, 12/27/08 (B)                                   456             446
   Merrill Lynch Mortgage Investors,
     Ser 2006-FF1, Cl A2A
      1.465%, 12/26/08 (B)                                 2,499           2,331
   Merrill Lynch Mortgage Investors,
     Ser 2003-HE1, Cl M2
      3.045%, 12/25/08 (B)                                     7               3
   Morgan Stanley ABS Capital I, Ser 2003-NC10,
     Cl M1
      2.415%, 12/27/08 (B)                                 2,451           1,750
   Morgan Stanley ABS Capital I, Ser 2006-HE3,
     Cl A2C
      1.555%, 12/25/08 (B)                                 6,800           5,235
   Morgan Stanley ABS Capital I, Ser 2006-HE4,
     Cl A2
      1.495%, 12/25/08 (B)                                   806             772
   Morgan Stanley ABS Capital I, Ser 2006-HE4,
     Cl A3
      1.545%, 12/25/08 (B)                                 3,100           2,300
   Morgan Stanley ABS Capital I, Ser 2006-HE5,
     Cl A2B
      1.495%, 12/25/08 (B)                                 3,949           3,627
   Morgan Stanley ABS Capital I, Ser 2006-HE5,
     Cl A2C
      1.535%, 12/26/08 (B)                                 1,615           1,034
   Morgan Stanley ABS Capital I, Ser 2006-HE8,
     Cl A2C
      1.535%, 12/26/08 (B)                                 1,935             799
   Morgan Stanley ABS Capital I, Ser 2006-HE8,
     Cl A2B
      1.495%, 12/25/08 (B)                                 7,000           5,491
   Morgan Stanley ABS Capital I, Ser 2007-HE7,
     Cl B1
      3.645%, 12/25/08 (B)                                 3,000             285

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                               November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Morgan Stanley Dean Witter Capital I,
     Ser 2002-AM3, Cl M1
      2.820%, 12/25/08 (B)                        $          257   $         214
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC4, Cl M2
      4.395%, 12/25/08 (B)                                   138              93
   Morgan Stanley Home Equity Loans,
     Ser 2006-2, Cl A2
      1.505%, 12/25/08 (B)                                   383             377
   Morgan Stanley Mortgage Loan Trust,
     Ser 2006-17XS, Cl A1
      1.515%, 12/25/08 (B)                                   240             213
   Nationstar Home Equity Loan Trust, Cl 2AV1
      1.455%, 12/26/08 (B)                                 2,524           2,335
   Nomura Home Equity Loan, Ser 2006-HE3,
     Cl 2A1
      1.435%, 12/25/08 (B)                                 1,134           1,022
   Novastar Home Equity Loan, Ser 2006-2,
     Cl A2B
      1.505%, 12/25/08 (B)                                 3,335           3,050
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1
      2.045%, 12/23/08 (B)                                   573             241
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl M1
      1.785%, 12/27/08 (B)                                 1,550             726
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl 5A3
      1.605%, 12/25/08 (B)                                 4,338           3,437
   Option One Mortgage Loan Trust,
     Ser 2006-3, Cl 2A2
      1.495%, 12/25/08 (B)                                 1,500           1,248
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1
      3.379%, 12/26/08 (B)                                11,291           9,271
   Residential Asset Securities, Ser 2005-KS12,
     Cl A3
      1.715%, 12/25/08 (B)                                 2,800           1,575
   Residential Funding Mortgage Securities II,
     Ser 2006-HI5, Cl A1
      1.495%, 12/25/08 (B)                                   226             210
   Resmae Mortgage Loan Trust, Ser 2006-1,
     Cl A2B
      1.545%, 12/25/08 (B) (C)                             6,979           6,085
   Securitized Asset-Backed Receivables
     Trust, Ser 2006-NC1, Cl A2
      1.555%, 12/25/08 (B)                                 5,115           4,644
   Soundview Home Equity Loan Trust,
     Ser 2006-3, Cl A2
      1.485%, 12/25/08 (B)                                 1,300           1,228
   Soundview Home Equity Loan Trust,
     Ser 2006-OPT4, Cl 2A2
      1.485%, 12/25/08 (B)                                 3,593           3,435
   Structured Asset Investment Loan Trust,
     Ser 2003-BC4, Cl M2
      4.395%, 12/25/08 (B)                                 1,199             721
   Terwin Mortgage Trust, Ser 2006-2HGS, Cl A1
      4.500%, 12/25/08 (B) (C)                             9,075           1,816

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Terwin Mortgage Trust, Ser 2006-4SL, Cl A1
      4.500%, 12/25/08 (B) (C)                    $        8,240   $       2,272
   Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
      4.500%, 12/25/08 (B)                                    90              26
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A
      4.395%, 12/28/08 (B) (C)                               755              72
                                                                   -------------
                                                                         146,958
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 23.5%
   1776 CLO, Ser 2006-1A, Cl B
      2.837%, 12/08/08 (B) (C)                             5,000           2,237
   Ameriquest Mortgage Securities,
     Ser 2005-R11, Cl A2C
      1.625%, 12/26/08 (B)                                 2,860           2,505
   Ameriquest Mortgage Securities,
     Ser 2005-R3, Cl A1A
      1.595%, 12/27/08 (B)                                   693             605
   Anthracite CDO I, Ser 2004-1A, Cl A
      1.759%, 12/23/08 (B) (C)                             6,135           2,454
   Argent Securities, Ser 2005-W4, Cl A2C
      1.695%, 12/22/08 (B)                                 2,051           1,869
   Argent Securities, Ser 2006-W4, Cl A2B
      1.505%, 12/25/08 (B)                                 4,025           3,830
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2006-3, Cl A1
      1.545%, 12/26/08 (B)                                 1,463           1,308
   Carrington Mortgage Loan Trust,
     Ser 2005-NC5, Cl A2
      1.715%, 12/25/08 (B)                                 5,686           5,183
   Carrington Mortgage Loan Trust,
     Ser 2006-FRE1, Cl A3
      1.545%, 12/25/08 (B)                                 2,400           1,747
   Carrington Mortgage Loan Trust,
     Ser 2006-NC1, Cl A2
      1.555%, 12/25/08 (B)                                 3,177           3,013
   Carrington Mortgage Loan Trust,
     Ser 2006-NC3, Cl A1
      1.445%, 12/10/08 (B)                                   264             261
   CenterPoint Energy Transition Bond
     LLC, Ser 2001-1, Cl A3
      5.160%, 09/15/11                                     1,952           1,961
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl A3
      1.545%, 12/25/08 (B)                                 6,265           4,752
   CNH Equipment Trust, Ser 2008-B, Cl A2B
      2.423%, 12/15/08 (B)                                 5,000           4,928
   Countrywide Asset-Backed Certificates,
     Ser 2004-5, Cl 3A
      1.625%, 12/27/08 (B)                                   139             104
   Countrywide Asset-Backed Certificates,
     Ser 2005-7, Cl MV8
      2.845%, 12/27/08 (B)                                 1,400             193
   Countrywide Asset-Backed Certificates,
     Ser 2005-AB1, Cl A2
      1.605%, 12/25/08 (B)                                 3,794           3,590
   Countrywide Asset-Backed Certificates,
     Ser 2006-3, Cl 2A2
      1.575%, 12/25/08 (B)                                 4,450           3,509

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                               November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Countrywide Asset-Backed Certificates,
     Ser 2006-6, Cl 2A3
      1.675%, 12/25/08 (B)                        $          855   $         362
   Countrywide Home Loan Mortgage Pass-Through
     Trust, Ser 2005-27, Cl B1
      5.500%, 12/25/35                                     1,629             471
   Countrywide Home Loan Mortgage Pass-Through
     Trust, Ser 2005-HY10, Cl 1A1
      5.303%, 12/01/08 (B)                                 3,202           1,714
   Countrywide Home Loan Mortgage Pass-Through
     Trust, Ser 2005-HYB9, Cl 1A2
      5.013%, 12/01/08 (B)                                   401             162
   Countrywide Home Loan Mortgage Pass-Through
     Trust, Ser 2007-17, Cl M
      6.238%, 12/01/08 (B)                                 5,819             793
   Countrywide Home Loan Mortgage Pass-Through
     Trust, Ser 2008-2R, Cl A1
      6.000%, 12/25/08 (B)                                 3,950           3,168
   CPL Transition Funding LLC, Ser 2002-1, Cl
     A3
      5.560%, 01/15/12                                     3,209           3,278
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2005-CB2, Cl M1
      1.835%, 12/25/08 (B)                                   328             230
   Credit-Based Asset Servicing and
     Securitization, Ser 2007-CB2, Cl A2A
      5.891%, 02/25/37 (A)                                 3,101           2,898
   Crest Ltd., Ser 2002-IGA, Cl A
      3.966%, 12/16/08 (B) (C)                             6,346           4,442
   Crest Ltd., Ser 2003-1A, Cl B1
      3.759%, 12/28/08 (B) (C)                             6,000           2,400
   CSAB Mortgage-Backed Trust, Ser 2006-4, Cl
     A1A (A)
      5.868%, 12/25/36                                       451             426
   Fieldstone Mortgage Investment, Ser 2006-3,
     Cl 2A3
      1.555%, 12/25/08 (B)                                   820             333
   Fieldstone Mortgage Investment, Ser 2006-3,
     Cl 2A1
      1.465%, 12/25/08 (B)                                   447             409
   Fieldstone Mortgage Investment, Ser 2006-3,
     Cl M1
      1.655%, 12/25/08 (B)                                 5,680             431
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF15, Cl A5
      1.555%, 12/25/08 (B)                                   885             339
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF18, Cl A2C
      1.555%, 12/25/08 (B)                                 2,800           1,226
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF11, Cl 2A1
      1.435%, 12/25/08 (B)                                   492             471
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF14, Cl A2
      1.455%, 12/25/08 (B)                                 2,070           1,775

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FF9, Cl M1
      1.645%, 12/25/08 (B)                        $       20,000   $       1,712
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FFA, Cl A3
      1.515%, 12/25/08 (B)                                   711             197
   First Franklin Mortgage Loan Asset-Backed
     Certificates, Ser 2006-FFB, Cl A2
      1.525%, 12/26/08 (B)                                   286              90
   Fremont Home Loan Trust, Ser 2006-A, Cl 2A3
      1.555%, 12/25/08 (B)                                 5,500           3,721
   Fremont Home Loan Trust, Ser 2006-A, Cl M2
      1.715%, 12/25/08 (B)                                 2,320              85
   Fremont Home Loan Trust, Ser 2006-B, Cl 2A3
      1.555%, 12/25/08 (B)                                 1,550             617
   Fremont Home Loan Trust, Ser 2006-C, Cl 2A1
      1.445%, 12/25/08 (B)                                 1,340           1,192
   Fremont Home Loan Trust, Ser 2006-D, Cl 2A1
      1.455%, 12/25/08 (B)                                 2,092           1,937
   GSAMP Trust, Ser 2005-HE4, Cl A2C
      1.765%, 12/25/08 (B)                                 3,018           2,749
   GSAMP Trust, Ser 2005-HE5, Cl A2C
      1.635%, 12/25/08 (B)                                 1,415           1,369
   GSAMP Trust, Ser 2005-WMC1, Cl A4
      1.775%, 12/25/08 (B)                                 2,192           1,962
   GSAMP Trust, Ser 2006-FM1, Cl A2C
      1.555%, 12/25/08 (B)                                 1,000             634
   GSAMP Trust, Ser 2006-FM2, Cl A2A
      1.465%, 12/25/08 (B)                                   391             372
   GSAMP Trust, Ser 2006-HE2, Cl A2
      1.575%, 12/25/08 (B)                                 2,701           2,082
   HSI Asset Securitization Trust, Ser 2005-I1,
     Cl 2A3
      1.685%, 12/27/08 (B)                                17,700          14,517
   HSI Asset Securitization Trust, Ser 2007-NC1,
     Cl A4
      1.675%, 12/25/08 (B)                                 5,500           1,044
   JP Morgan Mortgage Acquisition, Ser 2006-FRE1,
     Cl A3
      1.585%, 12/25/08 (B)                                 1,715           1,461
   Lehman XS Trust, Ser 2006-12N, Cl M5
      1.995%, 12/25/08 (B)                                   840              11
   Lehman XS Trust, Ser 2006-19, Cl A1
      1.495%, 12/25/08 (B)                                   252             203
   Lehman XS Trust, Ser 2006-20, Cl A1
      1.495%, 12/25/08 (B)                                   770             529
   Lehman XS Trust, Ser 2006-2N, Cl M5
      2.545%, 12/27/08 (B)                                 1,221              15
   Long Beach Mortgage Loan Trust, Ser 2005-WL2,
     Cl M1
      1.865%, 12/25/08 (B)                                 2,600           1,688
   Long Beach Mortgage Loan Trust, Ser 2006-1,
     Cl M2
      1.805%, 12/25/08 (B)                                 2,115              96

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3
      1.725%, 12/27/08 (B)                        $        2,566   $       1,548
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A
      5.099%, 12/01/08 (B)                                 2,036           1,050
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1
      1.695%, 12/11/08 (B)                                   587             159
   Morgan Stanley ABS Capital I, Ser 2005-HE6,
     Cl A2C
      1.715%, 12/25/08 (B)                                 5,850           4,465
   Morgan Stanley ABS Capital I, Ser 2006-NC5,
     Cl A2A
      1.435%, 12/25/08 (B)                                 1,645           1,537
   Morgan Stanley ABS Capital I, Ser 2006-WMC2,
     Cl A2C
      1.545%, 12/25/08 (B)                                 7,970           2,351
   Morgan Stanley IXIS Real Estate Capital
     Trust, Ser 2006-2, Cl A3
      1.545%, 12/25/08 (B)                                 3,870           1,843
   National Collegiate Student Loan Trust,
     Ser 2004-2, Cl 2C
      2.195%, 12/25/08 (B)                                   250              75
   National Collegiate Student Loan Trust,
     Ser 2006-3, Cl C
      1.865%, 12/28/08 (B)                                 5,850           1,590
   New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2C
      1.645%, 12/25/08 (B)                                10,000           7,855
   New Century Home Equity Loan Trust,
     Ser 2006-1, Cl M2
      1.755%, 12/25/08 (B)                                 1,500             221
   Ownit Mortgage Loan Asset-Backed
     Certificates, Ser 2006-4, Cl A2A
      1.425%, 12/26/08 (B)                                   127             124
   RAAC Series, Ser 2006-SP4, Cl A1
      1.495%, 12/06/08 (B)                                   237             206
   Rampart CLO, Ser 2007-1A, Cl A
      3.985%, 01/25/09 (B) (C)                             5,500           3,571
   Residential Asset Mortgage Products,
     Ser 2006-NC2, Cl A2
      1.585%, 12/25/08 (B)                                 3,220           2,454
   SACO I, Ser 2005-10, Cl 2A1
      1.655%, 12/30/08 (B)                                11,394           7,376
   SACO I, Ser 2005-9, Cl A1
      1.645%, 12/27/08 (B)                                 4,489           1,794
   SACO I, Ser 2005-WM3, Cl A1
      1.655%, 12/27/08 (B)                                 2,139             742
   Securitized Asset-Backed Receivables LLC
     Trust, Ser 2006-FR4, Cl A2A
      1.475%, 12/25/08 (B)                                 1,566           1,420
   Securitized Asset-Backed Receivables LLC
     Trust, Ser 2005-FR5, Cl A1A
      1.685%, 12/25/08 (B)                                 3,003           2,756
   Securitized Asset-Backed Receivables LLC
     Trust, Ser 2005-HE1, Cl A1A
      1.695%, 12/25/08 (B) (C)                             3,240           3,009
   Securitized Asset-Backed Receivables LLC
     Trust, Ser 2005-HE1, Cl A3C
      1.725%, 12/25/08 (B)                                 1,500           1,232
   Securitized Asset-Backed Receivables LLC
     Trust, Ser 2007-NC1, Cl A2B
      1.545%, 12/25/08 (B)                                 3,200           1,377

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   SLM Student Loan Trust, Ser 2006-C, Cl C
      3.209%, 12/15/08 (B)                        $        5,400   $       2,884
   Specialty Underwriting & Residential
     Finance, Ser 2005-AB3, Cl A2B
      1.645%, 12/25/08 (B)                                 5,027           4,158
   Specialty Underwriting & Residential
     Finance, Ser 2006-BC5, Cl M1
      1.635%, 12/25/08 (B)                                 4,200             388
   Specialty Underwriting & Residential
     Finance, Ser 2006-BC5, Cl A2D
      1.545%, 12/25/08 (B)                                 7,336           2,877
   Structured Asset Investment Loan Trust,
     Ser 2006-BNC3, Cl A3
      1.545%, 12/25/08 (B)                                11,000           6,767
   Structured Asset Securities, Ser 2006-BC6,
     Cl A4
      1.565%, 12/25/08 (B)                                 3,700           1,567
   Structured Asset Securities, Ser 2006-GEL4,
     Cl A1
      1.515%, 12/27/08 (B) (C)                               339             288
   Structured Asset Securities, Ser 2007-BC1,
     Cl A4
      1.525%, 12/25/08 (B)                                 5,100           1,687
   Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
      1.475%, 12/25/08 (B) (C)                               429             313
                                                                   -------------
                                                                         177,344
                                                                   -------------
Total Asset-Backed Securities
   (Cost $548,943) ($ Thousands)                                         374,929
                                                                   -------------
CORPORATE OBLIGATIONS -- 7.5%

CONSUMER DISCRETIONARY -- 1.1%
   ACE Hardware
      9.125%, 06/01/16 (C)                                   500             365
   Aramark
      8.500%, 02/01/15                                       500             415
   GameStop
      8.000%, 10/01/12                                       500             438
   General Motors
      7.125%, 07/15/13                                     1,000             245
   JC Penney
      6.375%, 10/15/36                                     2,000           1,219
   Lowe's
      6.650%, 09/15/37                                     2,000           1,613
   Time Warner
      2.405%, 02/13/09 (B)                                 3,000           2,798
   Yum! Brands
      6.875%, 11/15/37                                     1,500           1,049
                                                                   -------------
                                                                           8,142
                                                                   -------------
CONSUMER STAPLES -- 0.5%
   Constellation Brands
      7.250%, 05/15/17                                     1,000             830
   CVS
      3.111%, 12/14/08 (B)                                 3,205           2,867
                                                                   -------------
                                                                           3,697
                                                                   -------------
ENERGY -- 1.3%
   Anadarko Petroleum
      3.219%, 12/15/08 (B)                                 3,000           2,875
   Chesapeake Energy
      6.875%, 01/15/16                                       250             176
   Kinder Morgan Energy Partners
      6.300%, 02/01/09                                     3,030           3,026

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                               November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------------------------------------------   --------------   -------------
   Plains Exploration & Production
      7.625%, 06/01/18                            $          250   $         166
   Range Resources
      7.500%, 05/15/16                                       500             415
   Rockies Express Pipeline LLC
      4.250%, 12/20/08 (B) (C)                             3,000           3,003
                                                                   -------------
                                                                           9,661
                                                                   -------------
FINANCIALS -- 1.6%
   Allstate
      6.125%, 05/15/09 (B)                                 2,000           1,123
   American Express Credit MTN
      2.731%, 12/04/08 (B)                                 5,000           4,113
   Discover Financial Services
      6.450%, 06/12/17                                       695             466
   General Electric Capital
      6.375%, 05/15/09 (B)                                 2,000           1,279
   Landsbanki Islands
      3.511%, 02/28/09 (B) (C)                               500               5
   Merrill Lynch MTN
      1.499%, 12/14/08 (B)                                 1,285           1,227
   MetLife
      6.400%, 12/15/36                                     1,500             810
   Shinsei Finance Cayman Ltd.
      6.418%, 01/29/49 (B) (C)                             2,235             525
   Xstrata Finance Dubai
      2.585%, 02/13/09 (B) (C)                             2,400           2,361
                                                                   -------------
                                                                          11,909
                                                                   -------------
HEALTH CARE -- 0.3%
   UnitedHealth Group
      3.384%, 12/21/08 (B)                                 3,000           2,614
                                                                   -------------
INDUSTRIALS -- 0.6%
   Alliant Techsystems
      6.750%, 04/01/16                                       500             428
   Fisher Scientific International
      6.125%, 07/01/15                                     1,500           1,282
   Iron Mountain
      8.750%, 07/15/18                                     1,000             850
   L-3 Communications
      6.125%, 01/15/14                                       500             420
   Terex
      7.375%, 01/15/14                                       500             395
   Union Pacific
      5.750%, 11/15/17                                     1,000             902
                                                                   -------------
                                                                           4,277
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.1%
   International Business Machines
      7.625%, 10/15/18                                     1,000           1,075
                                                                   -------------
MATERIALS -- 0.2%
   Buckeye Technologies
      8.500%, 10/01/13                                       500             428
   Georgia-Pacific
      8.125%, 05/15/11                                       500             427
   Owens-Illinois
      7.800%, 05/15/18                                       500             410
   Westlake Chemical
      6.625%, 01/15/16                                       500             340
                                                                   -------------
                                                                           1,605
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.5%
   AT&T
      6.300%, 01/15/38                                     1,000             809

                                                    Face Amount
                                                  ($ Thousands)/    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Cincinnati Bell
      8.375%, 01/15/14                            $          500   $         369
   News America Holdings
      7.700%, 10/30/25                                     2,000           1,772
   Sprint Capital
      6.875%, 11/15/28                                     2,000             980
                                                                   -------------
                                                                           3,930
                                                                   -------------
UTILITIES -- 1.3%
   Nisource Finance
      2.723%, 02/23/09 (B)                                 3,082           2,823
   Ohio Power
      4.388%, 01/05/09 (B)                                 4,120           3,679
   Progress Energy
      5.203%, 01/15/09 (B)                                 3,090           3,077
                                                                   -------------
                                                                           9,579
                                                                   -------------
Total Corporate Obligations
   (Cost $68,647) ($ Thousands)                                           56,489
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   FHLMC
     2.893%, 03/30/09 (D) (E)                             1,000             997
     2.171%, 04/13/09 (D) (E)                             1,000             996
   FNMA
     2.991%, 02/25/09 (D) (E)                               350             350
     0.601%, 03/06/09 (D) (E)                             1,450           1,447
   FNMA DN
     2.613%, 12/10/08 (D) (E)                             1,500           1,499
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $5,277) ($ Thousands)                                             5,289
                                                                   -------------
CASH EQUIVALENT -- 15.9%
   SEI Daily Income Trust, Prime Obligation
     Fund, Cl A, 1.62%*                             119,906,124         119,906
                                                                   -------------
Total Cash Equivalent
   (Cost $119,906) ($ Thousands)                                         119,906
                                                                   -------------
Total Investments -- 128.0%
   (Cost $1,243,794)($ Thousands)                                  $     965,390
                                                                   =============

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

A summary of outstanding futures contracts held by the Fund at November 30, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
90-Day Euro$                   (2)        Dec-2008       $    (3)
90-Day Euro$                  (10)        Dec-2008           (13)
90-Day Euro$                   12         Sep-2009            49
90-Day Euro$                   22         Sep-2009           121
90-Day Euro$                  (23)        Dec-2009          (116)
90-Day Euro$                 (112)        Dec-2009          (476)
90-Day Euro$                  (70)        Mar-2010          (203)
90-Day Euro$                   (4)        Mar-2010            (9)
90-Day Euro$                   (1)        Jun-2010            (2)
90-Day Euro$                  (95)        Jun-2010          (623)
90-Day Euro$                  (23)        Sep-2010          (127)
90-Day Euro$                  (74)        Sep-2010          (297)
90-Day Euro$                  (26)        Dec-2010          (136)
90-Day Euro$                  (51)        Dec-2010          (302)
90-Day Euro$                  (27)        Mar-2011          (135)
90-Day Euro$                  (78)        Mar-2011          (440)
90-Day Euro$                  (22)        Jun-2011           (98)
90-Day Euro$                  (15)        Jun-2011           (79)
90-Day Euro$                  (22)        Sep-2011           (91)
90-Day Euro$                   (5)        Sep-2011           (25)
90-Day Euro$                  (20)        Dec-2011           (74)
90-Day Euro$                  (26)        Dec-2011          (119)
90-Day Euro$                  (20)        Mar-2012           (74)
90-Day Euro$                  (26)        Mar-2012          (120)
90-Day Euro$                   (7)        Jun-2012           (25)
90-Day Euro$                   12         Sep-2012            50
10-Year Swap                  (68)        Dec-2008          (642)
U.S. 5-Year Bond               64         Dec-2008           474
U.S. 5-Year Bond              501         Mar-2009         2,250
U.S. 5-Year Bond             (241)        Mar-2009          (233)
U.S. 10-Year Bond              80         Dec-2008           130
U.S. 10-Year Bond              46         Dec-2008           161
U.S. 10-Year Bond             150         Mar-2009            25
U.S. 10-Year Bond            (344)        Mar-2009        (1,149)
U.S. Long Treasury Bond        65         Dec-2008            58
U.S. Long Treasury Bond       (40)        Mar-2009           (99)
                                                         -------
                                                         $(2,392)
                                                         =======

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                              CREDIT DEFAULT SWAPS

                                                                             (PAYS)/                 NOTIONAL     NET UNREALIZED
                                                                 BUY/SELL   RECEIVES  TERMINATION     AMOUNT       APPRECIATION
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                PROTECTION    RATE       DATE      ($ THOUSANDS)   ($ THOUSANDS)
-------------------  -----------------------------------------  ----------  --------  -----------  -------------  --------------
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                Buy      (0.46)%    12/20/11      $ 4,375         $  172
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                Buy      (0.46)     12/20/11          250             10
Bank of America      Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11        4,375            202
Bank of America      Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11          250             12
Bank of America      Campbell Soup Co., 4.875%, 10/01/13            Buy      (0.20)     06/20/14        6,850             84
Bank of America      Campbell Soup Co., 4.875%, 10/01/13            Buy      (0.20)     06/20/14          350              4
JPMorgan Chase Bank  CDS.NA.HY.9 Index                              Buy      (3.75)     12/20/12       13,720          1,530
Goldman Sachs        CDX.NA.IG.11 Index                             Buy      (1.50)     12/20/13       22,750            320
Bank of America      CDX.NA.IG.11 Index                             Buy      (1.50)     12/20/13        9,250             28
Goldman Sachs        CDX.NA.IG.11 Index                             Buy      (1.50)     12/20/13        2,400             14
JPMorgan Chase Bank  CDX.NA.IG.11 Index                             Buy      (1.50)     12/20/13       20,000            363
JPMorgan Chase Bank  CMBX.NA.A 2 Index                              Buy      (0.25)     03/15/49        3,000          1,013
Merrill Lynch        CMBX.NA.A 2 Index                              Buy      (0.25)     03/15/49        2,000            677
Goldman Sachs        CMBX.NA.A 3 Index                              Buy      (0.62)     12/15/49        2,000          1,073
Goldman Sachs        CMBX.NA.A 3 Index                              Buy      (0.62)     12/15/49        1,000            539
Goldman Sachs        CMBX.NA.A 3 Index                              Buy      (0.62)     12/15/49        1,000            534
Bank of America      Computer Science Corp., 5.00% 02/15/13         Buy      (0.65)     06/20/13        4,250            116
Bank of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy      (0.45)     12/20/11        2,250            200
Bank of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy      (0.45)     12/20/11          250             22
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                   Buy      (0.39)     12/20/11        4,250            174
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                   Buy      (0.39)     12/20/11          250             10
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14         Buy      (0.77)     12/20/11        1,750            388
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14         Buy      (0.77)     12/20/11          250             58
Bank of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.95)     03/20/13        1,500             26
Bank of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.60)     09/20/13        4,000            150
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13             Buy      (0.90)     12/20/11        4,250             74
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13             Buy      (0.90)     12/20/11          250              6
Bank of America      Meadwestavaco Corp., 6.85%, 04/01/12           Buy      (0.48)     12/20/11        1,750             82
Bank of America      Meadwestavaco Corp., 6.85%, 04/01/12           Buy      (0.48)     12/20/11          250             12
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 03/15/07         Buy      (0.35)     12/20/13        4,375          1,298
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 03/15/07         Buy      (0.35)     12/20/13          250             74
Bank of America      MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13        4,375          1,298
Bank of America      MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13          250             74

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                               November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                              CREDIT DEFAULT SWAPS

                                                                            (PAYS)/                  NOTIONAL     NET UNREALIZED
                                                                 BUY/SELL   RECEIVES  TERMINATION     AMOUNT       APPRECIATION
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                PROTECTION    RATE       DATE      ($ THOUSANDS)   ($ THOUSANDS)
-------------------  -----------------------------------------  ----------  --------  -----------  -------------  --------------
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)%    12/20/13       $4,375        $   985
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13          250             58
Bank of America      PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13        4,375          1,168
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13        4,375          1,422
Bank of America      PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13          250             81
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13          250             84
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09           Buy      (0.20)     12/20/11        4,250            210
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09           Buy      (0.20)     12/20/11          250             13
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11             Buy      (0.39)     12/20/13        4,250          1,568
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11             Buy      (0.39)     12/20/13          250             99
Bank of America      Radian Group Inc., 7.75%, 06/01/11             Buy      (0.35)     12/20/13        4,375          1,627
Bank of America      Radian Group Inc., 7.75%, 06/01/11             Buy      (0.39)     12/20/13          250             93
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11        4,375            414
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11          250             21
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11        4,250            401
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11          250             21
Bank of America      The Limited Inc., 6.125%, 12/01/12             Buy      (0.48)     12/20/11        4,250            717
Bank of America      The Limited Inc., 6.125%, 12/01/12             Buy      (0.48)     12/20/11          250             43
Bank of America      TJX Companies Inc., 7.45%, 12/15/09            Buy      (0.19)     12/20/11        4,250             85
Bank of America      TJX Companies Inc., 7.45%, 12/15/09            Buy      (0.19)     12/20/11          250              5
                                                                                                                     -------
                                                                                                                     $19,752
                                                                                                                     =======

                               INTEREST RATE SWAPS

                                                                            NET UNREALIZED
                                               TEMINATION  NOTIONAL AMOUNT   APPRECIATION
COUNTERPARTY         FUND PAYS  FUND RECEIVES     DATE      ($ THOUSANDS)   ($ THOUSANDS)
-------------------  ---------  -------------  ----------  ---------------  --------------
JPMorgan Chase Bank   4.4025%   3-month LIBOR   11/07/09       $ 9,000            $185
JPMorgan Chase Bank   4.4475    3-month LIBOR   11/08/09        11,000             234
                                                                                  ----
                                                                                  $419
                                                                                  ====

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                November 30, 2008
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                               TOTAL RETURN SWAPS

                                                                                                      NOTIONAL    NET UNREALIZED
                                                                                       TERMINATION     AMOUNT      DEPRECIATION
COUNTERPARTY        REFERENCE ENTITY/OBLIGATION   FUND PAYS       FUND RECEIVES           DATE      ($ THOUSANDS)  ($ THOUSANDS)
------------------- ----------------------------- --------------- -------------------- -----------  ------------- --------------
Bank of America     BAS AAA 10YR CMBS Daily Index Negative Spread Initial Index
                                                  Return          Spread Minus 55 bps    12/01/08      $20,000       $ (7,321)
Bank of America     BAS AAA 10YR CMBS Daily Index Negative Spread Initial Index
                                                  Return          Spread Minus 25 bps    03/31/09       16,000         (5,857)
Bank of America     BAS AAA 10YR CMBS Daily Index Negative Spread Initial Index
                                                  Return          Spread Minus 165 bps   03/31/09       18,000         (6,589)
Bank of America     BAS AAA 10YR CMBS Daily Index Negative Spread Initial Index
                                                  Return          Spread Minus 130 bps   03/31/09       26,000         (9,518)
Goldman Sachs       BAS AAA 10YR CMBS Daily Index Negative Spread Initial Index
                                                  Return          Spread Minus 150 bps   03/31/09       38,000        (13,910)
JPMorgan Chase Bank BAS AAA 10YR CMBS Daily Index Negative Spread Initial Index
                                                  Return          Spread Minus 150 bps   03/31/09       12,000         (4,393)
JPMorgan Chase Bank BAS AAA 10YR CMBS Daily Index Negative Spread Initial Index
                                                  Return          Spread Minus 175 bps   03/31/09       12,000         (4,393)
                                                                                                                     --------
                                                                                                                     $(51,981)
                                                                                                                     ========

     Percentages are based on Net Assets of $753,758 ($ Thousands).

* Investment in affiliated security (see Note 3). Rate shown is the 7-day effective yield as of November 30, 2008.

(A) Step Bond -- The rate reported on the Schedule of Investments is the effective yield on November 30, 2008. The coupon on a step bond changes on a specified date.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS -- Asset-Backed Security
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LIBOR -- London Interbank Offered Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ltd. -- Limited
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

See accompanying notes to financial statements.

                        SEI ALPHA STRATEGY PORFOLIOS, LP

                Statement of Assets and Liabilities ($ Thousands)
                               November 30, 2008
                                   (Unaudited)

                                                                        SEI LIBOR PLUS
                                                                          PORTFOLIO
                                                                        --------------
ASSETS
Investments, at value (cost $1,123,888)                                   $  845,484
Affiliated investment, at value (cost $119,906)                              119,906
Securities sold receivable                                                   143,373
Swap contracts, at value (premiums $7,803)                                    28,031
Receivable for variation margin                                               13,630
Interest receivable                                                            3,218
Prepaid expenses                                                                  15
                                                                          ----------
   Total assets                                                            1,153,657
                                                                          ----------
LIABILITIES
Securities purchased payable                                                 342,892
Swap contracts, at value (premiums $--)                                       52,038
Payable to custodian                                                           4,223
Payable for variation margin                                                     491
Advisory fees payable                                                            107
Overdraft of foreign currency, at value (cost $42)                                33
Trustees fees payable                                                              5
Chief Compliance Officer fees payable                                              2
Accrued expenses and other liabilities                                           108
                                                                          ----------
   Total liabilities                                                         399,899
                                                                          ----------
   Net assets                                                             $  753,758
                                                                          ==========
NET ASSETS:
Paid-in-capital (unlimited authorization - no par value)                  $1,350,880
Undistributed net investment income                                           95,956
Accumulated net realized loss on investments, futures contracts,
  option contracts, swap contracts and foreign currency transactions        (380,834)
Net unrealized depreciation on investments                                  (278,404)
Net unrealized depreciation on futures contracts                              (2,392)
Net unrealized depreciation on swap contracts                                (31,810)
Net unrealized appreciation on foreign currency and translation
  of other assets and liabilities denominated in foreign currency                362
                                                                          ----------
   Net assets                                                             $  753,758
                                                                          ==========
Net asset value per share (based on 125,510,301 shares outstanding)       $     6.01
                                                                          ==========

Amounts designated as "--" are $0 or have been rounded to $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SEI ALPHA STRATEGY PORFOLIOS, LP

                      Statement of Operations ($ Thousands)
                   For the six months ended November 30, 2008
                                  (Unaudited)

                                                                SEI LIBOR PLUS
                                                                   PORTFOLIO
                                                                --------------
Investment income:
   Interest                                                        $  31,869
   Dividends from affiliated security                                  2,544
                                                                   ---------
         Total investment income                                      34,413
                                                                   ---------
Expenses:
   Advisory fees                                                       2,002
   Administration fees                                                   334
   Trustees' fees                                                          1
   Chief Compliance Officer fees                                           1
   Professional fees                                                      56
   Custody fees                                                           37
   Offering costs                                                         20
   Printing expense                                                        5
   Other expenses                                                         78
                                                                   ---------
         Total expenses                                                2,534
                                                                   ---------
Waivers of expenses:
   Advisory fees                                                        (999)
   Administration fees                                                  (334)
                                                                   ---------
         Net expenses                                                 (1,333)
                                                                   ---------
         Net investment income                                        33,212
                                                                   ---------
Net realized and unrealized gain (loss) on investments:
   Net realized loss on:
      Investments                                                   (161,909)
      Futures contracts                                               (7,286)
      Written options                                                   (391)
      Swap contracts                                                (152,271)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                   (141,161)
      Futures contracts                                                 (700)
      Swap contracts                                                 (42,758)
      Foreign currency and translation of other assets and
        liabilities denominated in foreign currency                      100
                                                                   ---------
Net realized and unrealized loss from investments                   (506,376)
                                                                   ---------
         Net decrease in net assets resulting from operations      $(473,164)
                                                                   =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SEI ALPHA STRATEGY PORFOLIOS, LP

                Statement of Changes in Net Assets ($ Thousands)

                                                                                     SEI LIBOR PLUS PORTFOLIO
                                                                               ------------------------------------

                                                                                SIX MONTHS ENDED   AUGUST 31, 2007+
                                                                               NOVEMBER 30, 2008         TO
                                                                                  (UNAUDITED)        MAY 31, 2008
                                                                               -----------------   ----------------
Increase/(Decrease) in net assets from operations:
   Net investment income                                                           $   33,212         $   62,744
   Net realized loss from investments, futures contracts,
      written options and swap contracts                                             (321,857)           (58,986)
   Net realized gain on foreign currency transactions                                      --                  9
   Net change in unrealized depreciation on investments, futures contracts
      and swap contracts                                                             (184,619)          (127,987)
   Net change in unrealized appreciation on foreign currency and translation
      of other assets and liabilities denominated in foreign currency                     100                262
                                                                                   ----------         ----------
         Net decrease in net assets resulting from operations                        (473,164)          (123,958)
                                                                                   ----------         ----------
Capital
   Capital subscriptions                                                               17,189          1,815,631*
   Capital redemptions                                                               (366,000)          (115,940)
                                                                                   ----------         ----------
         Net increase (decrease) in net assets resulting from capital                (348,811)         1,699,691
                                                                                   ----------         ----------
         Net increase (decrease) in net assets                                       (821,975)         1,575,733
                                                                                   ----------         ----------
Net assets beginning of period                                                      1,575,733                 --
                                                                                   ----------         ----------
Net assets end of period (Including undistributed net investment
   income of $95,956 and $62,744, respectively)                                    $  753,758         $1,575,733
                                                                                   ==========         ==========

+    Commencement of operations

* Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as "--" are $0 or have been rounded to $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SEI ALPHA STRATEGY PORFOLIOS, LP

                              Financial Highlights

                                                         SEI LIBOR PLUS PORTFOLIO
                                                    ------------------------------------

                                                     SIX MONTHS ENDED   AUGUST 31, 2007+
                                                    NOVEMBER 30, 2008          TO
                                                       (UNAUDITED)        MAY 31, 2008
                                                    -----------------   ----------------
These financial highlights reflect data for
   a share outstanding throughout the period:
Net asset value, beginning of period                     $   9.28          $    10.00
                                                         --------          ----------
Investment operations
   Net investment income(a)                                  0.21                0.37
   Net realized and unrealized loss on securities           (3.48)              (1.09)
                                                         --------          ----------
   Total from investment operations                         (3.27)              (0.72)
                                                         --------          ----------
Net asset value, end of period                           $   6.01          $     9.28
                                                         ========          ==========
Total Return(b)                                            (35.24)%             (7.20)%
                                                         ========          ==========
Net assets, end of period (000)                          $753,758          $1,575,733
                                                         ========          ==========
Ratios to average net assets:
   Expenses, net of waivers(c)                               0.18%               0.16%
   Expenses, gross of waivers(c)                             0.38%               0.38%
   Net investment income(c)                                  4.96%               5.25%
Portfolio turnover(b)                                         146%                264%

+    Commencement of operations.

(a)  Calculated based on average shares outstanding during the period.

(b) Returns and turnover rates are for the period indicated and have not been annualized.

(c)  Annualized.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

(1)  ORGANIZATION AND NATURE OF OPERATIONS

     SEI Alpha Strategy Portfolios, LP (the "Fund") is a Delaware limited partnership established on June 29, 2007. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was established to facilitate the investment needs of registered investment company clients ("Clients") of SEI Investments Management Corporation ("SIMC" or the "Investment Adviser") the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC's Clients.

     The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the "Portfolio"), which commenced operations on August 31, 2007. SIMC also serves as the investment adviser to the Portfolio. The Portfolio's investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio's assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the 3-Month LIBOR (London Interbank Offered Rate).

     As of November 30, 2008, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

     SEI Investment Strategies, LLC (the "General Partner"), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (B)  VALUATION OF INVESTMENTS

          Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

     (B)  VALUATION OF INVESTMENTS (CONTINUED)

          may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

          Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Directors. The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Portfolio's Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

          For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Fair Value Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the investment adviser or sub-adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

          Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

     (B)  VALUATION OF INVESTMENTS (CONTINUED)

          Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

          The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

          Level 1 - quoted prices in active markets for identical investments

          Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the six months ended November 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

          The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

                                                          INVESTMENTS IN
                        VALUATION INPUTS                    SECURITIES
          ---------------------------------------------   --------------
          Level 1 - Quoted Prices                            $119,906
          Level 2 - Other Significant Observable Inputs       845,484
          Level 3 - Significant Unobservable Inputs                --
                                                             --------
             TOTAL                                           $965,390
                                                             ========

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

     (B)  VALUATION OF INVESTMENTS (CONTINUED)

                                                          OTHER FINANCIAL
                        VALUATION INPUTS                    INSTRUMENTS*
          ---------------------------------------------   ---------------
          Level 1 - Quoted Prices                            $ (2,392)
          Level 2 - Other Significant Observable Inputs       (31,810)
          Level 3 - Significant Unobservable Inputs                --
                                                             --------
             TOTAL                                           $(34,202)
                                                             ========

          * Other financial instruments are futures and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

     (C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS

          Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

          Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

          Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

     (D)  REPURCHASE AGREEMENTS

          Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until the repurchase date of the repurchase agreement. The Portfolio also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Portfolio's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. The Portfolio, as of November 30, 2008, had not entered into any repurchase agreements.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

     (E)  COMPENSATING BALANCES

          If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with the custodian on the following day.

     (F)  FOREIGN CURRENCY TRANSLATION

          The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

          (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

          (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

          The Portfolio does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     (G)  FUTURES CONTRACTS

          The Portfolio utilized futures contracts during the six month period from May 31, 2008 to November 30, 2008. The Portfolio's investments in futures contracts are for tactical hedging purposes as well as to enhance the Portfolio's returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

          Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

     (H)  OPTIONS/SWAPTIONS WRITING/PURCHASING

          The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio's returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

          The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

          There were no written options for the six months ended November 30, 2008.

     (I)  SWAP AGREEMENTS

          A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

     (I)  SWAP AGREEMENTS (CONTINUED)

          In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities.

          The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements securities may be set aside as collateral by the Portfolio's custodian. The Portfolio may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio's value from changes in interest rates, or to expose the Portfolio to a different security or market.

          Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

          Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                November 30, 2008

                                   (Unaudited)

     (J)  DELAYED DELIVERY TRANSACTIONS

          The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

     (K)  COLLATERALIZED DEBT OBLIGATIONS

          The Portfolio may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

          For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

          The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

     (L)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

          The Portfolio declares its net income daily as a dividend and is paid daily. Such dividends are allocated among the limited partners based upon each limited partner's respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

     (M)  ORGANIZATION AND OFFERING COSTS

          Costs incurred in connection with the organization of the Portfolio were expensed as incurred. Initial offering costs were amortized over a twelve-month period from inception.

     (N)  INDEMNIFICATIONS

          The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, since inception the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(3)  INVESTMENT ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS

     SIMC serves as investment adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective December 1, 2008, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.22% of the Portfolio's average net assets. From April 1, 2008, to November 30, 2008, SIMC had voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.18% of the Portfolio's average daily net assets. Prior to April 1, 2008, SIMC had voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expense, would not exceed 0.16% of the Portfolio's average daily net assets.

     SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC, Hyperion Brookfield Asset Management, Inc., and Smith Breeden Associates, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives. The sub-advisory agreement between SIMC and Smith Breeden Associates, Inc. was terminated effective January 6, 2009.

     SEI Global Services, Inc. (the "Administrator"), serves as the Fund's administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio's Net Asset Value, which is accrued daily and is paid monthly in arrears.

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                                November 30, 2008

                                   (Unaudited)

(3)  INVESTMENT ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS (CONTINUED)

     Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. ("SIDCo.") acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

(4)  ALLOCATION OF PROFITS AND LOSSES

     For federal income tax purposes, the Portfolio's items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take account equitably of the variations between the Portfolio's tax basis in and book value of its assets. Items of income, deduction, gain and loss for federal income tax purposes is allocated among the limited partners based upon each limited partner's respective ownership percentage.

(5)  CAPITAL SUBSCRIPTIONS AND REDEMPTIONS

     Shares of the Portfolio may be issued on any day that the New York Stock Exchange ("NYSE") is open for business (a "business day"). The Portfolio calculates its net asset value ("NAV") once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time). Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

     Share transactions of the Portfolio for the six month period from May 31, 2008 to November 30, 2008 were as follows (Thousands):

     Shares Issued                1,985
     Shares Redeemed            (46,233)
                                -------
     Total Share Transactions   (44,248)
                                =======

(6)  INVESTMENT TRANSACTIONS

     The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the six month period from May 31, 2008 to November 31, 2008 were as follows:

                              U.S. Gov't        Other           Total
                            ($ Thousands)   ($ Thousands)   ($ Thousands)
                            -------------   -------------   -------------
     Purchases                $1,789,046       $ 90,859       $1,879,905
     Sales and Maturities      2,079,089        328,537        2,407,626

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

(7)  FEDERAL TAX INFORMATION

     The Portfolio's taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Portfolio's earnings is the responsibility of its partners, rather than that of the Portfolio. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

     The Portfolio adopted the Financial Accounting Standards Board ("FASB") FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") upon commencement of operations on August 31, 2007. Based on its analysis, management has determined that the adoption of FIN 48 does not have a material impact to the Portfolio's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at November 30, 2008, were as follows:

                                                                          Net Unrealized
     Federal Tax cost   Appreciated Securities   Depreciated Securities    Depreciation
      ($ Thousands)         ($ Thousands)            ($ Thousands)         ($ Thousands)
     ----------------   ----------------------   ----------------------   --------------
       $1,243,794              $26,393                 $(304,797)            $(278,404)

(8)  CONCENTRATIONS/RISKS

     The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. In the normal course of business, the Portfolio trades various financial instruments and enters into various activities with off-balance sheet risk. The Portfolio's satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

(9)  IN-KIND TRANSFER OF SECURITIES

     During the period from August 31, 2007 (commencement of operations) to May 31, 2008, the Portfolio issued shares in exchange for securities at their current value on the date of the transaction from registered investment companies affiliated with the investment adviser.

     Transaction     Shares
         Date        Issued        Value
     -----------   ----------   ------------
      8/31/2007    95,340,268   $953,402,679

                                                                     (Continued)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                          Notes to Financial Statements

                               November 30, 2008

                                   (Unaudited)

(10) RECENT ACCOUNTING PRONOUNCEMENTS

     In March 2008, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES". SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

     On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

(11) OTHER MATTERS

     Due to volatility in the fixed income and equity markets, the market value of some of the Portfolio's holdings may currently be lower than shown in the Schedule of Investments ("SOI"). The values shown in the SOI were the market values as of November 30, 2008 and do not reflect any market events after November 30, 2008.

                                                                     (Concluded)

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                     Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

- ACTUAL PORTFOLIO RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                             VALUE       VALUE       EXPENSE     DURING
                           06/01/08     11/30/08     RATIOS      PERIOD*
                           ---------   ---------   ----------   --------
SEI LIBOR PLUS PORTFOLIO
Actual Fund Return         $1,000.00   $  647.60      0.18%      $0.74
Hypothetical 5% Return      1,000.00    1,024.17      0.18        0.91

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                  Board of Trustees Considerations in Approving

          the Fund's Investment and Sub-Advisory Agreements (Unaudited)

     SEI Alpha Strategy Portfolios, LP (the "Fund") has been established to facilitate the investment needs of registered investment company clients and institutional clients ("clients") of SEI Investments Management Corporation ("SIMC"), the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC's clients.

     The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the "Portfolio"). The Fund and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Fund's Board of Directors (the "Board"), the Portfolio's sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers also are responsible for managing their employees who provide services to the Portfolio. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

     The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Portfolio's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Directors or by a vote of the shareholders of the Portfolio; and
(ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Portfolio's Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

     Consistent with these responsibilities, the Fund's Board of Directors calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Portfolio that the Board reviews during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The Directors also receive a memorandum from Portfolio counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund's Investment Advisory Agreements. Finally, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session

                       SEI ALPHA STRATEGY PORTFOLIOS, LP

                 Board of Trustees Considerations in Approving

   the Fund's Investment and Sub-Advisory Agreements (Unaudited) (Continued)

outside the presence of Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

     Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Portfolio compared with the fees each charge to comparable mutual funds; (f) the Portfolio's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Portfolio-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Portfolio's performance compared with similar mutual funds.

     At the September 17, 2008 meeting of the Board of Directors, the Directors, including a majority of the Independent Directors, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Portfolio. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

- the nature, extent and quality of the services provided to the Portfolio under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio;

- the Portfolio's investment performance and how it compared to that of other comparable mutual funds;

- the Portfolio's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Portfolio, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Portfolio investors.

     NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Directors considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Directors found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio supported renewal of the Investment Advisory Agreements.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                  Board of Trustees Considerations in Approving

   the Fund's Investment and Sub-Advisory Agreements (Unaudited) (Concluded)

     PORTFOLIO PERFORMANCE. The Board of Directors considered Portfolio performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Directors considered the Portfolio's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Directors considered the composition of each peer group and selection criteria. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Portfolio. The Directors found Portfolio performance satisfactory, and where performance was below the benchmark, the Directors were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

     PORTFOLIO EXPENSES. With respect to the Portfolio's expenses under the Investment Advisory Agreements, the Directors considered the rate of compensation called for by the Investment Advisory Agreements and the Portfolio's net operating expense ratio in comparison to those of other comparable mutual funds. The Directors also considered information about average expense ratios of comparable mutual funds in the Portfolio's peer group. The Directors further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Directors considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Portfolio expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Portfolio's net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio are reasonable and supported renewal of the Investment Advisory Agreements.

     PROFITABILITY. With regard to profitability, the Directors considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Portfolio by SIMC and the Sub-Advisers and their affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Portfolio directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

     ECONOMIES OF SCALE. The Directors considered the existence of any economies of scale and whether those were passed along to the Portfolio's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio obtains reasonable benefit from economies of scale.

     Based on the Directors' deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Portfolio has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Alpha Strategy Portfolios, LP

By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ----------------------------------
                                             Robert A. Nesher, President & CEO

Date:  January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ----------------------------------
                                             Robert A. Nesher, President & CEO

Date:  January 29, 2009

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date:  January 29, 2009

* Print the name and title of each signing officer under his or her signature.